Retirement Employee Benefits - Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Abstract]
Current service cost	$ 12,775	$ 9,459	$ 7,233
Interest cost	8,907	8,344	7,365
Actuarial (gains) / losses	(3,359)
Cost per service passed for modification or reduction	(10,858)
Components of defined benefit costs recognized in net income (Note 24)	7,465	17,803	14,598
Measurement of net defined benefit liability:
Actuarial (gains) losses arising from changes in financial and demographic assumptions	161	2,602	(7,165)
Actuarial (gains) and losses arising from adjustments for actuarial experience			(8,225)
Components of defined benefit costs recognized in other comprehensive income	161	2,602	(15,390)
Total recognized as employee benefit cost	$ 7,626	$ 20,405	$ (792)